Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Other Long-Term Liabilities [Line Items]
Deferred pre-COD cash flows (note 17)	$ (33,131)	$ (34,046)
Pension obligations	$ (19,792)	$ (20,389)
Operating lease, liability, noncurrent, statement of financial position [extensible enumeration]	Other non-current liabilities	Other non-current liabilities
Non-current portion of operating lease liabilities	$ (3,649)	$ (4,646)
Other	(1,157)	(2,804)
Other non-current liabilities	(241,729)	(245,885)
Variable Interest Entity
Other Long-Term Liabilities [Line Items]
VIE dividend payable	(184,000)	(184,000)	$ (184,000)
Other non-current liabilities	$ (184,000)	$ (184,000)